Pensions and Other Benefit Plans	12 Months Ended
Dec. 28, 2014
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Benefit Plans
Pensions and Other Benefit Plans
The Company sponsors various retirement and pension plans, including defined benefit, defined contribution and termination indemnity plans, which cover most employees worldwide. The Company also provides post-retirement benefits, primarily health care, to all eligible U.S. retired employees and their dependents.
Many international employees are covered by government-sponsored programs and the cost to the Company is not significant.
Retirement plan benefits for employees hired before January 1, 2015 are primarily based on the employee’s compensation during the last three to five years before retirement and the number of years of service. In 2014, the Company announced that the U.S. Defined Benefit plan was amended to adopt a new benefit formula, effective for employees hired on or after January 1, 2015. The benefits are calculated using a new formula based on employee compensation over total years of service.
International subsidiaries have plans under which funds are deposited with trustees, annuities are purchased under group contracts, or reserves are provided.
The Company does not fund retiree health care benefits in advance and has the right to modify these plans in the future.
The Company uses the date of its consolidated financial statements (December 28, 2014 and December 29, 2013, respectively) as the measurement date for all U.S. and international retirement and other benefit plans.
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans for 2014, 2013 and 2012 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Service cost	$882	906	722	211	196	175
Interest cost	1,018	908	878	197	151	165
Expected return on plan assets	(1,607)	(1,447)	(1,236)	(7)	(6)	(4)
Amortization of prior service cost (credit)	6	6	6	(34)	(2)	(3)
Amortization of net transition obligation	1	1	1	—	—	—
Recognized actuarial losses	460	681	494	136	111	76
Curtailments and settlements	(17)	—	—	—	2	—
Net periodic benefit cost	$743	1,055	865	503	452	409

Amounts expected to be recognized in net periodic benefit cost in the coming year for the Company’s defined benefit retirement plans and other post-retirement plans:

(Dollars in Millions)
Amortization of net transition obligation	—
Amortization of net actuarial losses	944
Amortization of prior service credit	33

Unrecognized gains and losses for the U.S. pension plans are amortized over the average remaining future service for each plan. For plans with no active employees, they are amortized over the average life expectancy. The amortization of gains and losses for the other U.S. benefit plans is determined by using a 10% corridor of the greater of the market value of assets or the projected benefit obligation. Total unamortized gains and losses in excess of the corridor are amortized over the average remaining future service.
Prior service costs/benefits for the U.S. pension plans are amortized over the remaining future service of plan participants at the time of the plan amendment. Prior service cost/benefit for the other U.S. benefit plans is amortized over the average remaining service to full eligibility age of plan participants at the time of the plan amendment.

The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of projected benefit obligation for the year listed and also the net periodic benefit cost for the following year.

	Retirement Plans			Other Benefit Plans
	2014	2013	2012	2014	2013	2012
Worldwide Benefit Plans
Discount rate	3.78%	4.78%	4.25%	4.31%	5.25%	4.55%
Expected long-term rate of return on plan assets	8.53%	8.46%	8.45%
Rate of increase in compensation levels	4.05%	4.08%	4.08%	4.11%	4.29%	4.28%

The Company’s discount rates are determined by considering current yield curves representing high quality, long-term fixed income instruments. The resulting discount rates are consistent with the duration of plan liabilities.
The expected rates of return on plan asset assumptions represent the Company's assessment of long-term returns on diversified investment portfolios globally. The assessment is determined using projections from external financial sources, long-term historical averages, actual returns by asset class and the various asset class allocations by market.
For measurement of U.S. retirement benefit obligations, the mortality assumption was updated to a newly established 2014 mortality table resulting in an increase to the projected benefit obligation.

The following table displays the assumed health care cost trend rates, for all individuals:

Health Care Plans	2014	2013
Health care cost trend rate assumed for next year	6.00%	6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2032	2032

A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$45	$(34)
Post-retirement benefit obligation	560	(444)

The following table sets forth information related to the benefit obligation and the fair value of plan assets at year-end 2014 and 2013 for the Company’s defined benefit retirement plans and other post-retirement plans:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2014	2013	2014	2013
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$21,488	21,829	4,407	4,159
Service cost	882	906	211	196
Interest cost	1,018	908	197	151
Plan participant contributions	59	54	—	—
Amendments	(60)	35	(254)	7
Actuarial (gains) losses	5,395	(1,432)	1,030	296
Divestitures & acquisitions	(121)	8	—	—
Curtailments, settlements & restructuring	(53)	(15)	—	(11)
Benefits paid from plan	(813)	(751)	(493)	(373)
Effect of exchange rates	(906)	(54)	(17)	(18)
Projected benefit obligation — end of year	$26,889	21,488	5,081	4,407
Change in Plan Assets
Plan assets at fair value — beginning of year	$20,901	17,536	87	122
Actual return on plan assets	2,078	3,573	8	15
Company contributions	1,176	565	477	323
Plan participant contributions	59	54	—	—
Settlements	(40)	(4)	—	—
Divestitures & acquisitions	(109)	9	—	—
Benefits paid from plan assets	(813)	(751)	(493)	(373)
Effect of exchange rates	(677)	(81)	—	—
Plan assets at fair value — end of year	$22,575	20,901	79	87
Funded status — end of year	$(4,314)	(587)	(5,002)	(4,320)
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$233	2,363	$—	—
Current liabilities	(74)	(71)	(309)	(302)
Non-current liabilities	(4,473)	(2,879)	(4,693)	(4,018)
Total recognized in the consolidated balance sheet — end of year	$(4,314)	(587)	$(5,002)	(4,320)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$7,547	3,344	$2,611	1,732
Prior service cost (credit)	(33)	26	(225)	(6)
Unrecognized net transition obligation	1	2	—	—
Total before tax effects	$7,515	3,372	$2,386	1,726

Accumulated Benefit Obligations — end of year	$23,816	19,203

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2014	2013	2014	2013
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$743	1,055	$503	452
Net actuarial (gain) loss	4,942	(3,559)	1,015	248
Amortization of net actuarial loss	(460)	(681)	(136)	(111)
Prior service cost (credit)	(60)	34	(253)	8
Amortization of prior service (cost) credit	(6)	(13)	34	—
Effect of exchange rates	(273)	(6)	—	(6)
Total recognized in other comprehensive income, before tax	$4,143	(4,225)	$660	139
Total recognized in net periodic benefit cost and other comprehensive income	$4,886	(3,170)	$1,163	591

The Company plans to continue to fund its U.S. Qualified Plans to comply with the Pension Protection Act of 2006. International Plans are funded in accordance with local regulations. Additional discretionary contributions are made when deemed appropriate to meet the long-term obligations of the plans. For certain plans, funding is not a common practice, as funding provides no economic benefit. Consequently, the Company has several pension plans that are not funded.
In 2014, the Company contributed $561 million and $615 million to its U.S. and international pension plans, respectively.
The following table displays the funded status of the Company's U.S. Qualified & Non-Qualified pension plans and international funded and unfunded pension plans at December 28, 2014 and December 29, 2013, respectively:

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2014	2013	2014	2013	2014	2013	2014	2013
Plan Assets	$15,201	13,990	—	—	7,374	6,911	—	—
Projected Benefit Obligation	15,571	11,921	1,683	1,296	9,203	7,797	432	474
Accumulated Benefit Obligation	13,875	10,745	1,363	1,065	8,205	6,974	373	419
Over (Under) Funded Status
Projected Benefit Obligation	$(370)	2,069	(1,683)	(1,296)	(1,829)	(886)	(432)	(474)
Accumulated Benefit Obligation	1,326	3,245	(1,363)	(1,065)	(831)	(63)	(373)	(419)

Plans with accumulated benefit obligations in excess of plan assets have an accumulated benefit obligation, projected benefit obligation and plan assets of $8.2 billion, $9.4 billion and $5.3 billion, respectively, at the end of 2014, and $5.4 billion, $5.8 billion and $3.3 billion, respectively, at the end of 2013.

The following table displays the projected future benefit payments from the Company’s retirement and other benefit plans:

(Dollars in Millions)	2015	2016	2017	2018	2019	2020-2024
Projected future benefit payments
Retirement plans	$793	813	868	907	963	5,858
Other benefit plans	$316	309	306	303	300	1,475

The following table displays the projected future minimum contributions to the unfunded retirement plans. These amounts do not include any discretionary contributions that the Company may elect to make in the future.

(Dollars in Millions)	2015	2016	2017	2018	2019	2020-2024
Projected future contributions	$74	75	78	84	89	531

Each pension plan is overseen by a local committee or board that is responsible for the overall administration and investment of the pension plans. In determining investment policies, strategies and goals, each committee or board considers factors including, local pension rules and regulations; local tax regulations; availability of investment vehicles (separate accounts, commingled accounts, insurance funds, etc.); funded status of the plans; ratio of actives to retirees; duration of liabilities; and other relevant factors including: diversification, liquidity of local markets and liquidity of base currency. A majority of the Company’s pension funds are open to new entrants and are expected to be on-going plans. Permitted investments are primarily liquid and/or listed, with little reliance on illiquid and non-traditional investments such as hedge funds.
The Company’s retirement plan asset allocation at the end of 2014 and 2013 and target allocations for 2015 are as follows:

	Percent of Plan Assets		Target Allocation
	2014	2013	2015
Worldwide Retirement Plans
Equity securities	77%	76%	73%
Debt securities	23	24	27
Total plan assets	100%	100%	100%

Determination of Fair Value of Plan Assets
The Plan has an established and well-documented process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon models that primarily use, as inputs, market-based or independently sourced market parameters, including yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves.
While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Valuation Hierarchy
The authoritative literature establishes a three-level hierarchy to prioritize the inputs used in measuring fair value. The levels within the hierarchy are described in the table below with Level 1 having the highest priority and Level 3 having the lowest.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Following is a description of the valuation methodologies used for the investments measured at fair value.

•
Short-term investments — Cash and quoted short-term instruments are valued at the closing price or the amount held on deposit by the custodian bank. Other investments are through investment vehicles valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in a market that is not active and classified as Level 2.

•
Government and agency securities — A limited number of these investments are valued at the closing price reported on the major market on which the individual securities are traded. Where quoted prices are available in an active market, the investments are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. When quoted market prices for a security are not available in an active market, they are classified as Level 2.

•
Debt instruments — A limited number of these investments are valued at the closing price reported on the major market on which the individual securities are traded. Where quoted prices are available in an active market, the investments are classified as Level 1. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are classified as Level 2. Level 3 debt instruments are priced based on unobservable inputs.

•
Equity securities — Common stocks are valued at the closing price reported on the major market on which the individual securities are traded. Substantially all common stock is classified within Level 1 of the valuation hierarchy.

•
Commingled funds — These investment vehicles are valued using the NAV provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Assets in the Level 2 category have a quoted market price in a market that is not active.

•
Insurance contracts — The instruments are issued by insurance companies. The fair value is based on negotiated value and the underlying investments held in separate account portfolios as well as considering the credit worthiness of the issuer. The underlying investments are government, asset-backed and fixed income securities. In general, insurance contracts are classified as Level 3 as there are no quoted prices nor other observable inputs for pricing.

•
Other assets — Other assets are represented primarily by limited partnerships and real estate investments, as well as commercial loans and commercial mortgages that are not classified as corporate debt. Other assets that are exchange listed and actively traded are classified as Level 1, while inactively traded assets are classified as Level 2. Most limited partnerships represent investments in private equity and similar funds that are valued by the general partners. Certain of these limited partnerships, as well as any other assets valued using unobservable inputs, are classified as Level 3.

The following table sets forth the Retirement Plans' investments measured at fair value as of December 28, 2014 and December 29, 2013:

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2014	2013	2014	2013	2014	2013	2014	2013
Short-term investment funds	$168	304	551	561	—	—	719	865
Government and agency securities	—	—	1,934	1,965	—	—	1,934	1,965
Debt instruments	—	—	1,143	1,215	1	1	1,144	1,216
Equity securities	11,204	10,526	21	23	—	4	11,225	10,553
Commingled funds	—	—	7,205	5,846	46	44	7,251	5,890
Insurance contracts	—	—	—	2	24	23	24	25
Other assets	1	4	214	314	63	69	278	387
Investments at fair value	$11,373	10,834	11,068	9,926	134	141	22,575	20,901

The Company's Other Benefit Plans are unfunded except for U.S. commingled funds (Level 2) of $79 million and $76 million at December 28, 2014 and December 29, 2013, respectively, and $0 million and $11 million of U.S. short-term-investment funds (Level 2) at December 28, 2014 and December 29, 2013, respectively.
The fair value of Johnson & Johnson Common Stock directly held in plan assets was $778 million (3.4% of total plan assets) at December 28, 2014 and $671 million (3.2% of total plan assets) at December 29, 2013.
Level 3 Gains and Losses
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 28, 2014 and December 29, 2013:

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance December 30, 2012	$3	4	50	24	69	150
Realized gains (losses)	—	—	—	—	(5)	(5)
Unrealized gains (losses)	—	(1)	—	(1)	—	(2)
Purchases, sales, issuances and settlements, net	(2)	1	(6)	—	5	(2)
Balance December 29, 2013	1	4	44	23	69	141
Realized gains (losses)	—	—	—	—	(5)	(5)
Unrealized gains (losses)	—	—	2	—	—	2
Purchases, sales, issuances and settlements, net	—	—	(2)	3	(1)	—
Transfers in/out and exchange rate changes	—	(4)	2	(2)	—	(4)
Balance December 28, 2014	$1	—	46	24	63	134